Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and Other Receivables
8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2024 and 2025 are as follows:

		2024
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	~~W~~	11,266,202	(167,028)	—	11,099,174
Other receivables		1,160,945	(39,817)	(4,086)	1,117,042

		12,427,147	(206,845)	(4,086)	12,216,216

Non-current assets
Trade receivables		1,089,787	(93,746)	—	996,041
Other receivables		2,272,127	(100,351)	(10,408)	2,161,368

		3,361,914	(194,097)	(10,408)	3,157,409

	~~W~~	15,789,061	(400,942)	(14,494)	15,373,625

		2025
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	~~W~~	11,811,493	(186,596)	—	11,624,897
Other receivables		1,039,679	(42,415)	(3,681)	993,583

		12,851,172	(229,011)	(3,681)	12,618,480

Non-current assets
Trade receivables		1,037,726	(93,718)	(83,101)	860,907
Other receivables		2,395,952	(118,479)	(14,195)	2,263,278

		3,433,678	(212,197)	(97,296)	3,124,185

	~~W~~	16,284,850	(441,208)	(100,977)	15,742,665

(2)	Other receivables as of December 31, 2024 and 2025 are as follows:

		2024
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	~~W~~	403,248	(35,041)	(21)	368,186
Accrued income		112,941	—	—	112,941
Deposits		293,712	(4)	(4,065)	289,643
Finance lease receivables (*1)		92,130	(3,480)	—	88,650
Others		258,914	(1,292)	—	257,622

		1,160,945	(39,817)	(4,086)	1,117,042

Non-current assets
Non-trade receivables		243,813	(62,222)	(41)	181,550
Accrued income		21,395	—	—	21,395
Deposits		486,868	(414)	(10,367)	476,087
Finance lease receivables (*2)		1,264,269	(1,775)	—	1,262,494
Others		255,782	(35,940)	—	219,842

		2,272,127	(100,351)	(10,408)	2,161,368

	~~W~~	3,433,072	(140,168)	(14,494)	3,278,410

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ~~W~~ 121,170 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ~~W~~ 956,968 million.

		2025
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	~~W~~	478,822	(36,074)	(474)	442,274
Accrued income		43,123	—	—	43,123
Deposits		268,090	—	(3,207)	264,883
Finance lease receivables (*1)		104,600	(5,048)	—	99,552
Others		145,044	(1,293)	—	143,751

		1,039,679	(42,415)	(3,681)	993,583

Non-current assets
Non-trade receivables		401,390	(76,770)	(5,096)	319,524
Accrued income		65,615	(6,320)	—	59,295
Deposits		516,519	(414)	(9,099)	507,006
Finance lease receivables (*2)		1,172,687	(1,954)	—	1,170,733
Others		239,741	(33,021)	—	206,720

		2,395,952	(118,479)	(14,195)	2,263,278

	~~W~~	3,435,631	(160,894)	(17,876)	3,256,861

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ~~W~~ 113,272 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ~~W~~ 818,800 million.

(3)
Trade and other receivables are classified as financial assets at amortized cost and are measured using the effective interest rate method. No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. However once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers whose contracts have been cancelled due to delinquent payments.

(4)	Aging analysis of trade receivables as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Trade receivables: (not overdue)	~~W~~	12,010,590	12,472,407

Trade receivables: (overdue and impairment reviewed)		345,399	376,812

Less than 60 days		12,289	15,256
60 ~ 90 days		59,427	54,093
90 ~ 120 days		21,642	21,317
120 days ~ 1 year		56,107	65,435
Over 1 year		195,934	220,711

		12,355,989	12,849,219
Less: allowance for doubtful accounts		(260,774)	(280,314)
Less: Present value discount		—	(83,101)

	~~W~~	12,095,215	12,485,804

At the end of each reporting period, the Company assesses whether the trade receivables are impaired. The Company recognizes loss allowances for trade receivables individually when there is any objective evidence that trade receivables are impaired and significant and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(5)	Aging analysis of other receivables as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Other receivables: (not overdue)	~~W~~	3,212,146	3,145,499

Other receivables: (overdue and impairment reviewed)		220,926	290,132

Less than 60 days		318	79
60 ~ 90 days		34,267	54,271
90 ~ 120 days		1,786	1,012
120 days ~ 1 year		59,567	60,618
Over 1 year		124,988	174,152

		3,433,072	3,435,631
Less: allowance for doubtful accounts		(140,168)	(160,894)
Less: present value discount		(14,494)	(17,876)

	~~W~~	3,278,410	3,256,861

At the end of each reporting period, the Company assesses whether the credit to other receivables is impaired. The Company recognizes loss allowances for other receivables individually when there is any objective evidence that other receivables are impaired and significant, and classifies the other receivables that are not individually assessed as the other receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023		2024		2025
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	~~W~~	199,000	109,453	232,645	133,953	260,774	140,168
Bad debt expense		68,385	24,290	48,160	21,937	84,625	8,155
Write-off		(26,109)	(4,472)	(17,157)	(23,177)	(37,639)	(14,675)
Reversal		(5,577)	(1,942)	(12,928)	(587)	(2,223)	(4,101)
Others		(3,054)	6,624	10,054	8,042	(25,223)	31,347

Ending balance	~~W~~	232,645	133,953	260,774	140,168	280,314	160,894